Fair value - Hierarchy 3 evolution, Convertible Loans Ditto & Fluidda (Details) - Convertible loans Ditto & Fluidda - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
fair value of financial assets
As at 1 January	€ 3,560	€ 6,203	€ 2,750
Addition	0	0	2,830
Remeasurement	(316)	0	316
Capitalized interests	250	0	307
Reimbursement Ditto convertible loan	0	(2,643)	0
As at 31 December	€ 3,494	€ 3,560	€ 6,203